CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
CONSOLIDATED BALANCE SHEETS
Due to affiliates	$ 33.0	$ 24.1
Investment in affiliates		6.0
VIE
CONSOLIDATED BALANCE SHEETS
Assets to settle obligations	3.1	8.1
Liabilities without recourse to company assets	$ 9.9	$ 6.1
Class A common
CONSOLIDATED BALANCE SHEETS
Common stock par or stated value per share	$ 0.0001	$ 0.0001
Common stock shares authorized	800,000,000	800,000,000
Common stock shares issued	41,578,890	41,578,890
Common stock shares outstanding	41,578,890	41,578,890
Class V common
CONSOLIDATED BALANCE SHEETS
Common stock par or stated value per share	$ 0.0001	$ 0.0001
Common stock shares authorized	205,000,000	205,000,000
Common stock shares issued	201,592,012	196,553,523
Common stock shares outstanding	201,592,012	196,553,523